Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,311,030
Proposed Maximum Offering Price per Unit	22.835
Maximum Aggregate Offering Price	$ 144,112,370.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,901.92
Offering Note	(a) The registration statement to which this exhibit is attached registers the resale from time to time by certain stockholders of up to 6,311,030 shares of common stock, $0.0001 par value per share (the "Common Stock"), that were initially issued pursuant to the Purchase Agreement dated as of October 7, 2025, by and between the Registrant and the selling stockholders named in the registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the registration statement also covers such additional securities that may be issued as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) based on the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Select Market on October 17, 2025 to be $24.41 and $21.26, respectively.